COMMON SHARES - Narrative (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Additional disclosure
Maximum amount allowed for paying dividends	CAD 4,100.0	CAD 8,700.0	CAD 1,300.0
Award vesting period	3 years
Expiration period	7 years
Amount expensed for stock awards, with a corresponding increase in additional paid-in capital	CAD 11.0	CAD 9.0	CAD 6.0
Aggregate intrinsic value of total options exercisable	23.0
Total intrinsic value of options outstanding	CAD 23.0